Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Calculation of the Basic and Diluted EPS
The calculation of the basic and diluted EPS is as follows:

	Three Months Ended		Six Months Ended
	June 30 , 2024	June 30 , 2023	June 30 , 2024	June 30 , 2023
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	24,709	(10,813)	18,231	(22,045)
Denominator:
Weighted average shares outstanding	70,941,844	54,251,858	69,311,667	54,041,426

Basic and diluted net income (loss) per share	0.35	(0.20)	0.26	(0.41)

The calculation of the basic and diluted EPS is as follows:

	December 31, 2023	December 31, 2022
Basic and diluted net loss per share
Numerator:
Allocation of net loss	(18,657)	(61,606)
Denominator:
Weighted average shares outstanding	54,769,568	48,044,313

Basic and diluted net loss per share	(0.34)	(1.28)

Schedule of Anti-Dilutive Securities Excluded From the Computation of Diluted Net Loss Per Share
The following table presents potentially dilutive securities that were not included in the computation of diluted net loss per share as their inclusion would be anti-dilutive:

	June 30, 2024	June 30, 2023
GEM warrants	1,734	1,734
Private warrants	7,270	7,270
Public warrants	13,800	13,800

Total	22,804	22,804

The following table presents potentially dilutive securities that were not included in the computation of diluted net loss per share as their inclusion would be anti-dilutive:

	December 31, 2023	December 31, 2022
GEM warrants	1,734
Private warrants	7,270	—
Public warrants	13,800	—

Total	22,804	—